Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (5,487,765)	$ (706,339)	$ (6,987,360)